TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                     1
      MESSAGE FROM THE PRESIDENT                               2
      INVESTMENT REVIEW                                        4
      FINANCIAL INFORMATION
         USAA S&P 500 INDEX FUND
            Statement of Assets and Liabilities                6
            Statement of Operations                            7
            Statements of Changes in Net Assets                8
            Financial Highlights                               9
            Notes to Financial Statements                     11
         EQUITY 500 INDEX PORTFOLIO
            Schedule of Portfolio Investments                 14
            Statement of Assets and Liabilities               22
            Statement of Operations                           23
            Statements of Changes in Net Assets               24
            Financial Highlights                              25
            Notes to Financial Statements                     26











IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA S&P 500 INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAIL ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.







                      USAA FAMILY OF FUNDS SUMMARY

         FUND                                             MINIMUM
       TYPE/NAME                     VOLATILITY          INVESTMENT
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high                3,000
 First Start Growth(Registered
  Trademark)                       Moderate to high         3,000
 Gold                              Very high                3,000
 Growth                            Moderate to high         3,000
 Growth & Income                   Moderate                 3,000
 International                     Moderate to high         3,000
 S&P 500 (Registered Trademark)
  Index                            Moderate                 3,000
 Science & Technology              Very high                3,000
 Small Cap Stock                   Very high                3,000
 World Growth                      Moderate to high         3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                 3,000
 Growth and Tax
  Strategy                         Moderate                 3,000
 Growth Strategy                   Moderate to high         3,000
 Income Strategy                   Low to moderate          3,000

 INCOME - TAXABLE
===============================================================================
 GNMA(Registered Trademark)        Low to moderate         $3,000
 High-Yield
  Opportunities                    High                     3,000
 Income                            Moderate                 3,000
 Income Stock                      Moderate                 3,000
 Intermediate-Term
  Bond                             Low to moderate          3,000
 Short-Term Bond                   Low                      3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate          3,000
 Short-Term                        Low                      3,000
 State Bond Income                 Moderate                 3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                 3,000
 Treasury Money
  Market Trust (Registered
  Trademark)                       Very low                 3,000
 State Money Market                Very low                 3,000
-------------------------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAs IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAs ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.








MESSAGE FROM THE PRESIDENT



[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]


--------------------------------------------------------------------------------
THE USAA S&P 500 INDEX FUND HAS BECOME OUR LARGEST MUTUAL FUND. AS OF EARLY JULY 2000, IT EXCEEDED $3.3 BILLION IN ASSETS. IN THAT REGARD, IT HAS BEEN A GREAT SUCCESS FOR US AND AN INVESTMENT CHOICE FOR TENS OF THOUSANDS OF SHAREHOLDERS.
--------------------------------------------------------------------------------

When we first offered this Fund with an expense ratio of 18 basis points, our competitors and the financial press howled. They accused us of deception, but here we are, more than five years later, still at 18 basis points and going strong.

The Fund has tracked the S&P 500 Index well, which has made it a building block for many shareholders' portfolios. The S&P 500 Index, even with the technology explosion of the last few years, remains the chief benchmark against which stock portfolio managers are measured. In addition to its notable investment performance, the Index and funds that emulate it produce that performance with great tax efficiency. That's because the Index's portfolio has produced a good return with a low yield and little turnover.

Of course these kinds of returns are never guaranteed, because stocks carry the risk of the financial markets.

I firmly believe that the USAA S&P 500 Index Fund, when coupled with other USAA funds of a different nature, such as the USAA Small Cap Stock, USAA Science and Technology, or our tax-exempt funds, can create an exciting and well-balanced investment plan.

Sincerely,


Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD




THE USAA S&P 500 INDEX FUND HAS A $10 ANNUAL ACCOUNT MAINTENANCE FEE THAT WILL BE CHARGED ON ACCOUNTS WITH BALANCES LESS THAN $10,000.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.









INVESTMENT REVIEW

USAA S&P 500 INDEX FUND*

OBJECTIVE: Seeks to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

INVESTMENT INSTRUMENTS: Invests all assets in the Equity 500 Index Portfolio, a separate registered investment company, with the same investment objective as the Fund; at least 80% of the Portfolio's assets will be invested in common stocks of companies that compose the S&P 500 Index.


--------------------------------------------------------------------------------
                                           6/30/00             12/31/99
--------------------------------------------------------------------------------
  Net Assets                           $3,402.1 Million     $3,196.5 Million
  Net Asset Value Per Share                 $22.67               $22.92
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00
--------------------------------------------------------------------------------
   12/31/99 TO 6/30/00         1 YEAR            SINCE INCEPTION ON 5/1/96
       -0.57%(+)                6.94%                      23.37%(++)
--------------------------------------------------------------------------------

 (+) TOTAL  RETURNS  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED. THIS
     SIX-MONTH RETURN IS CUMULATIVE AND DOES NOT INCLUDE THE ACCOUNT MAINTENANCE FEE.
(++) INCLUDES THE $10 ANNUAL ACCOUNT  MAINTENANCE FEE THROUGH DECEMBER 31, 1996.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/96 through 6/30/00. The data points from the graph are as follows:

                    USAA S&P 500
                     Index Fund              S&P 500 Index
                   --------------            -------------

05/02/96               $10,000                 $10,000
06/30/96                10,442                  10,467
12/31/96                11,669                  11,688
06/30/97                14,057                  14,095
12/31/97                15,523                  15,585
06/30/98                18,249                  18,345
12/31/98                19,966                  20,039
06/30/99                22,402                  22,519
12/31/99                24,094                  24,252
06/30/00                23,956                  24,149

Data from 5/2/96** through 06/30/00


THE GRAPH ILLUSTRATES HOW A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA S&P 500 INDEX FUND SO CLOSELY TRACKS THE S&P 500 INDEX THAT ITS RESULTS ARE NOT VISIBLE IN THE GRAPH. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

 * S&P 500(REGISTERED TRADEMARK) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

** DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.


-------------------------------------
            TEN LARGEST
           STOCK HOLDINGS
-------------------------------------
General Electric Co.           4.07%
Intel Corp.                    3.50
Cisco Systems, Inc.            3.45
Microsoft Corp.                3.27
Pfizer, Inc.                   2.36
Exxon Mobil Corp.              2.14
Wal-Mart Stores, Inc.          2.01
Oracle Corp.                   1.87
Nortel Networks Corp.          1.58
Citigroup                      1.57
-------------------------------------




                        PORTFOLIO SECTOR DIVERSIFICATION
                             PERCENT OF MARKET VALUE
                                     6/30/00

A pie chart is shown here depicting the Portfolio Sector Diversification/Percent of Market Value as of June 30, 2000 of the USAA S&P 500 Index Fund to be:

Technology - 33%; Financial - 13%; Health Care - 12%; Consumer Staples - 10%; Capital Goods - 8%; Consumer Cyclicals - 7%; Communications Services - 7%; Energy - 5%; Utilities - 2%; Basic Materials - 2%; and Transportation - 1%.








USAA S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000
(UNAUDITED)



ASSETS
   Investment in Equity 500 Index Portfolio, at value           $3,375,920,222
   Receivable for capital shares sold                               27,448,404
                                                                --------------
Total assets                                                     3,403,368,626
                                                                --------------

LIABILITIES
   Payable for capital shares redeemed                               1,005,717
   USAA Transfer Agency Company                                        193,650
   Accounts payable and accrued expenses                                97,362
                                                                --------------
Total liabilities                                                    1,296,729
                                                                --------------
Net assets applicable to capital shares outstanding             $3,402,071,897
                                                                ==============

REPRESENTED BY:
   Paid-in capital                                              $2,564,804,577
   Accumulated undistributed net investment income                   1,626,769
   Accumulated net realized gain from investments and
      futures transactions                                         355,387,090
   Net unrealized appreciation on investments and futures
      contracts                                                    480,253,461
                                                                --------------
Net assets applicable to capital shares outstanding             $3,402,071,897
                                                                ==============
Capital shares outstanding ($.01 par value per share,
   200,000,000 shares authorized)                                  150,036,491
                                                                ==============
Net asset value, redemption price, and offering price per
   share                                                        $        22.67
                                                                ==============



SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 11.










USAA S&P 500 INDEX FUND
STATEMENT OF OPERATIONS

SIX-MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)



INVESTMENT INCOME
   Income allocated from Equity 500 Index Portfolio, net          $  18,933,598
                                                                  -------------

EXPENSES
   Administration fees                                                  247,355
   Transfer agent fees                                                1,031,655
   Custodian's fees                                                      27,032
   Postage                                                              277,328
   Shareholder reporting fees                                            30,979
   Directors' fees                                                        2,175
   Registration fees                                                    216,208
   Professional fees                                                     59,676
   Other                                                                 30,776
                                                                  -------------
   Total expenses                                                     1,923,184
                                                                  -------------
Net investment income                                                17,010,414
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                   361,198,512
   Net realized loss from futures transactions                       (3,795,194)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts                             (390,647,005)
                                                                  -------------
Net realized and unrealized loss on investments and futures
   contracts                                                        (33,243,687)
                                                                  -------------
Net decrease in net assets from operations                        $ (16,233,273)
                                                                  =============


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 11.










USAA S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

SIX-MONTH PERIOD ENDED JUNE 30, 2000, AND
YEAR ENDED DECEMBER 31, 1999
(UNAUDITED)



                                                                6/30/00           12/31/99
                                                            --------------------------------
FROM OPERATIONS
   Net investment income                                    $   17,010,414    $   34,459,920
   Net realized gain (loss) from investments
      and futures transactions                                 357,403,318       (10,455,328)
   Net change in unrealized appreciation/depreciation
       on investments and futures contracts                   (390,647,005)      491,990,378
                                                            --------------------------------
Net increase (decrease) in net assets from operations          (16,233,273)      515,994,970
                                                            --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                       (15,984,828)      (34,520,614)
                                                            --------------------------------
   Net realized gains                                           (1,582,721)       (6,787,580)
                                                            --------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   962,124,964     1,298,496,117
   Reinvested dividends                                         12,296,288        26,549,566
   Cost of shares redeemed                                    (735,031,206)     (459,104,661)
                                                            --------------------------------
Net increase in net assets from
   capital share transactions                                  239,390,046       865,941,022
                                                            --------------------------------
Net increase in net assets                                     205,589,224     1,340,627,798

NET ASSETS:
   Beginning of period                                       3,196,482,673     1,855,854,875
                                                            --------------------------------
   End of period                                            $3,402,071,897    $3,196,482,673
                                                            ================================

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME
   End of period                                            $    1,626,769    $      601,183
                                                            ================================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  43,001,288        63,600,443
   Shares issued for dividends reinvested                          530,590         1,254,617
   Shares redeemed                                             (32,922,493)      (21,723,542)
                                                            --------------------------------
Increase in shares outstanding                                  10,609,385        43,131,518
                                                            ================================


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 11.







USAA S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

JUNE 30, 2000
(UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.



                                 Six Months                                        Eight Months
                                    Ended                                             Ended
                                   June 30,          Years Ended December 31,      December 31,
                                 --------------------------------------------------------------
                                    2000          1999         1998        1997        1996*
                                 --------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE
Net asset value at
   beginning of period           $    22.92   $    19.27   $    15.16    $  11.57    $  10.00
Income from investment
   operations:
   Net investment income                .12          .25          .21         .21         .12
   Net realized and unrealized
     gain (loss) on investments
     and futures transactions          (.25)        3.71         4.11        3.59        1.57
Distributions from net
   investment income                   (.11)        (.26)        (.21)       (.21)       (.12)
Distributions of realized
   capital gains                       (.01)        (.05)         -           -           -
                                 ------------------------------------------------------------
Net asset value at
   end of period                 $    22.67   $    22.92   $    19.27   $   15.16   $   11.57
                                 ============================================================
Total return (%)**                     (.57)       20.67        28.62       33.03       16.90

SUPPLEMENTAL DATA
   AND RATIOS
Net assets at
   end of period (000)           $3,402,072   $3,196,483   $1,855,855   $ 630,619   $ 179,073
Ratios to average net assets:
   Net investment
      income (%)                       1.06(a)      1.25         1.40        1.64        2.09(a)
   Expenses after waivers,
      including expenses
      of the Equity 500
      Index Portfolio (%)               .18(a)       .18(b)       .18(b)      .18         .18(a)
   Expenses before waivers,
      including expenses of
      the Equity 500
      Index Portfolio (%)               .18(a)       .18          .20         .25         .33(a)

(a) Annualized.  The  ratio  is not  necessarily  indicative  of 12  months   of
    operations.
(b) Effective May 1, 1998, the Manager is contractually entitled to receive fees from the Fund  only  to  the  extent  that the  aggregate  annual  operating expenses  of  the  Fund and  the portfolio do not exceed 0.18% of the Fund's average net assets.
  * Fund commenced operations May 1, 1996.
 ** Assumes  reinvestment of all dividend income and capital gain  distributions during the period;  does not reflect $10 annual account maintenance fee.


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 11.











USAA S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(UNAUDITED)



(1) SUMMARY OF  SIGNIFICANT  ACCOUNTING  POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund seeks to achieve its objective by investing all of its investable assets in the Equity 500 Index Portfolio (the Portfolio), which is a separate registered investment company advised by Bankers Trust Company (Bankers Trust) with an identical investment objective. At June 30, 2000, the Fund's investment was 46% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS - The Fund records its investment in the Portfolio at value that reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. DISTRIBUTIONS - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended June 30, 2000.


(3) TRANSACTIONS WITH MANAGER

A. ADMINISTRATIVE FEES - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee, which on an annual basis is equal to the lesser of
 .06% of the average daily net assets of the Fund or the amount that brings the total Fund and Portfolio annual operating expenses up to .18% of the Fund's average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $20 per shareholder account, plus out-of-pocket expenses. Prior to May 1, 2000, the annual rate was $17 per shareholder account.

C. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.

E. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(4) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2000, the Association and its affiliates owned 46,826,261 shares (31%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(5) CHANGE OF INDEPENDENT AUDITORS

Based on the recommendation of the Fund's Audit Committee, the Fund's Board of Directors determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor and voted to appoint KPMG LLP for the fiscal year ended December 31, 2000. Since the Fund's inception in 1996, PricewaterhouseCoopers' audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the period that PricewaterhouseCoopers served as the Fund's independent auditor and through March 18, 2000, there were no disagreements between the Fund and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.









EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS

JUNE 30, 2000
(UNAUDITED)




  SHARES       DESCRIPTION              VALUE
--------------------------------------------------

           COMMON STOCK (98.4%)
  196,505  3Com Corp.(1)            $   11,323,601
  871,006  Abbott Laboratories          38,814,205
   59,216  Adaptec, Inc.(1)              1,347,164
  169,919  ADC Telecommuni-
            cations, Inc.(1)            14,251,956
   70,090  Adobe Systems, Inc.           9,111,700
   20,818  Adolph Coors Co. -
            Class B                      1,259,489
   83,341  Advanced Micro
            Devices, Inc.(1)             6,438,092
  258,282  AES Corp.(1)                 11,784,116
   80,969  Aetna, Inc.                   5,197,198
  150,684  Aflac, Inc.                   6,922,046
  256,065  Agilent Technologies(1)      18,884,794
  129,942  Air Products and
            Chemicals, Inc.              4,003,838
   32,025  Alberto-Culver Co. -
            Class B                        978,764
  247,048  Albertson's, Inc.             8,214,346
  123,929  Alcan Aluminium Ltd.          3,841,799
  488,392  Alcoa, Inc.                  14,163,368
   57,678  Allegheny Technologies        1,038,204
   74,938  Allergan, Inc.                5,582,881
   95,669  Allied Waste
            Industries, Inc.(1)            956,690
  421,779  Allstate Corp.                9,384,583
  179,979  Alltel Corp.                 11,147,449
  112,800  Altera Corp.(1)              11,498,550
   57,850  ALZA Corp.(1)                 3,420,381
   52,862  Amerada Hess Corp.            3,264,228
   71,679  Ameren Corp.                  2,419,166
1,310,906  America Online, Inc.(1)      69,150,291
  193,318  American Electric
            Power Co.(1)                 5,727,046
  757,320  American Express Co.         39,475,305
  140,044  American General Corp.        8,542,684
   43,077  American Greetings
            Corp. -  Class A               818,463
  739,011  American Home
            Products Corp.              43,416,896
  875,888  American International
            Group, Inc.                102,916,840
   95,400  American Power
            Conversion Corp.(1)          3,893,512
  578,021  Amgen, Inc.(1)               40,605,975
   83,807  AMR Corp.(1)                  2,215,648
  219,143  Amsouth Bancorp               3,451,502
   72,119  Anadarko Petroleum
            Corp.                        3,556,368
  197,222  Analog Devices, Inc.(1)      14,988,872
   52,910  Andrew Corp.(1)               1,775,792
  255,875  Anheuser Busch Cos.,
            Inc.                        19,110,664
  146,820  AON Corp.                     4,560,596
   67,465  Apache Corp.                  3,967,785
  183,194  Apple Computer, Inc.(1)       9,594,786
  463,982  Applied Materials, Inc.(1)   42,048,369
  340,637  Archer-Daniels-
            Midland Co.                  3,342,501
   23,346  Armstrong Holdings              357,486
   40,281  Ashland, Inc.                 1,412,353
  410,788  Associates First Capital
            Corp. - Class A              9,165,707
1,795,922  AT&T Corp.                   56,796,033
   34,662  Autodesk, Inc.                1,202,338
  357,270  Automatic Data
            Processing, Inc.            19,136,274
   79,388  Autozone, Inc.(1)             1,746,536
   63,889  Avery Dennison Corp.          4,288,549
  137,543  Avon Products, Inc.           6,120,663
  188,254  Baker Hughes, Inc.            6,024,128
   15,877  Ball Corp.                      511,041
  938,793  Bank of America Corp.        40,368,099
  416,400  Bank of New York
            Co., Inc.                   19,362,600
  648,820  Bank One Corp.               17,234,281
  224,106  Barrick Gold Corp.            4,075,928
   34,058  Bausch & Lomb, Inc.           2,635,238
  164,948  Baxter International,
            Inc.                        11,597,906
  195,415  BB&T Corp.                    4,665,533
   64,384  Bear Stearns Cos., Inc.       2,679,984
  142,484  Becton, Dickinson & Co.       4,087,510
   80,170  Bed Bath & Beyond,
            Inc.(1)                      2,906,162
  879,005  Bell Atlantic Corp.(1)       44,664,442
1,065,531  BellSouth Corp.              45,418,259
   26,944  Bemis Co., Inc.                 905,992
  115,836  Best Buy, Inc.(1)             7,326,627
  159,396  Bestfoods                    11,038,173
   75,283  Bethlehem Steel Corp.(1)        268,196
   84,812  Biogen, Inc.(1)               5,470,374
   63,910  Biomet, Inc.                  2,456,541
   48,925  Black & Decker Corp.          1,923,364
  137,387  BMC Software, Inc.(1)         5,012,479
  491,453  Boeing Co.                   20,548,879
   32,436  Boise Cascade Corp.             839,281
  237,089  Boston Scientific Corp.(1)    5,201,140
   13,176  Briggs & Stratton Corp.         451,278
1,123,136  Bristol-Myers Squibb Co.     65,422,672
  120,000  Broadcom Corp. -
            Class A(1)                  26,272,500
   25,298  Brown-Forman Corp. -
            Class B                      1,359,767
   50,216  Brunswick Corp.                 831,702
  242,597  Burlington Northern
            Santa Fe Corp.               5,564,569
  120,425  Burlington Resources,
            Inc.                         4,606,256
   74,378  CP&L Energy                   2,375,447
   28,986  C.R. Bard, Inc.               1,394,951
  103,435  Cabletron Systems, Inc.(1)    2,611,734
  239,297  Campbell Soup Co.             6,969,525
  107,603  Capital One Financial
            Corp.                        4,801,784
  158,539  Cardinal Health, Inc.        11,731,886
  342,413  Carnival Corp. -
            Class A                      6,677,053
  200,712  Caterpillar, Inc.             6,799,119
  399,406  Cendant Corp.(1)              5,591,684
   34,221  Centex Corp.(1)                 804,193
   80,169  Centurytel, Inc.              2,304,859
   82,393  Ceridian Corp.(1)             1,982,582
  755,010  Charles Schwab Corp.         25,387,211
  118,700  Charter One
            Financial, Inc.              2,730,100
  700,086  Chase Manhattan Corp.        32,247,711
  370,939  Chevron Corp.                31,460,264
   96,689  Chubb Corp.                   5,946,373
   95,456  CIGNA Corp.                   8,925,136
   88,268  Cincinnati Financial
            Corp.                        2,774,925
   94,369  Cinergy Corp.                 2,400,511
  115,320  Circuit City Stores, Inc.     3,827,182
3,955,648  Cisco Systems, Inc.(1)      251,430,876
1,901,058  Citigroup                   114,538,744
  122,330  Citrix Systems, Inc(1)        2,316,624
  191,179  Clear Channel
            Communications, Inc.(1)     14,338,425
  134,271  Clorox Co.                    6,017,019
   62,772  CMS Energy                    1,388,830
  122,002  Coastal Corp.                 7,426,872
1,398,103  Coca-Cola Co.                80,303,541
  245,233  Coca-Cola Enterprises,
            Inc.                         4,000,363
  330,277  Colgate-Palmolive Co.        19,775,335
   45,733  Columbia Energy Group         3,001,228
  508,458  Comcast Corp. -
            Special Class A(1)          20,592,549
   87,697  Comerica, Inc.                3,935,403
  959,909  Compaq Computer
            Corp.                       24,537,674
  330,471  Computer Associates
            International, Inc.         16,915,984
   94,950  Computer Sciences
            Corp.(1)                     7,091,578
  202,958  Compuware Corp.(1)            2,105,689
   86,122  Comverse Technology(1)        8,009,346
  288,537  ConAgra, Inc.                 5,500,237
  119,900  Conexant Systems(1)           5,830,137
  356,702  Conoco, Inc. - Class B        8,761,493
  184,500  Conseco, Inc.                 1,798,875
  126,736  Consolidated Edison,
            Inc.                         3,754,554
   63,351  Consolidated Stores
            Corp.(1)                       760,212
   75,134  Constellation Energy
            Group, Inc.                  2,446,551
   84,700  Convergys Corp.(1)            4,393,812
   57,832  Cooper Industries, Inc.       1,883,154
   45,660  Cooper Tire &
            Rubber Co.                     507,967
  158,822  Corning, Inc.                42,862,087
  251,705  Costco Wholesale
            Corp.(1)                     8,306,265
   63,361  Countrywide Credit
            Industries, Inc.             1,920,630
   36,617  Crane Co.                       890,251
   90,446  Crown Cork & Seal
            Co., Inc.                    1,356,690
  125,521  CSX Corp.                     2,659,476
   27,803  Cummins Engine
            Co., Inc.                      757,632
  222,184  CVS Corp.                     8,887,360
   90,717  Dana Corp.                    1,922,066
   80,080  Danaher Corp.                 3,958,955
   74,654  Darden Restaurants, Inc.      1,213,127
  133,475  Deere & Co.                   4,938,575
1,453,350  Dell Computer Corp.(1)       71,668,322
  318,938  Delphi Automotive
            Systems                      4,644,535
   73,039  Delta Air Lines, Inc.         3,693,034
   43,490  Deluxe Corp.                  1,024,733
   58,534  Dillard Department
            Stores, Inc. - Class A         717,041
  187,486  Dollar General Corp.          3,655,977
  134,617  Dominion Resources, Inc.      5,771,704
  115,237  Dover Corp.                   4,674,301
  372,807  Dow Chemical Co.             11,254,111
   49,036  Dow Jones & Co., Inc.         3,591,887
   80,967  DTE Energy Co.                2,474,554
  592,965  Du Pont (E.I.) de
            Nemours & Co.               25,942,219
  206,885  Duke Power Co.               11,663,142
   91,434  Dun & Bradstreet Corp.        2,617,298
   14,652  Eastern Enterprises             923,076
   50,300  Eastman Chemical Co.          2,401,825
  178,212  Eastman Kodak Co.            10,603,614
   43,982  Eaton Corp.                   2,946,794
   73,428  Ecolab, Inc.                  2,868,281
  193,084  Edison International, Inc.    3,958,222
  128,540  El Paso Energy Corp.          6,547,506
  284,418  Electronic Data
            Systems Corp.               11,732,242
  628,982  Eli Lilly & Co.              62,819,577
1,229,740  EMC Corp.(1)                 94,613,121
  246,970  Emerson Electric Co.         14,910,814
   71,421  Engelhard Corp.               1,218,621
  403,847  Enron Corp.                  26,048,131
  134,112  Entergy Corp.                 3,646,170
   76,876  Equifax, Inc.                 2,017,995
1,985,363  Exxon Mobil Corp.           155,850,995
  570,689  Fannie Mae                   29,782,832
  119,255  Federated Department
            Stores, Inc.(1)              4,024,856
  170,726  Fedex Corp.(1)                6,487,588
  174,724  Fifth Third Bancorp          11,051,293
  237,707  First Data Corp.             11,796,210
  558,808  First Union Corp.            13,865,423
  560,374  Firstar Corp.                11,802,877
  129,033  FirstEnergy Corp.             3,016,146
  510,532  Fleet Boston Financial
            Corp.                       17,358,088
   53,100  Florida Progress Corp.        2,489,062
   43,490  Fluor Corp.                   1,375,371
   17,575  FMC Corp.(1)                  1,019,350
  683,364  Ford Motor Co.               29,384,652
  122,666  Fort James Corp.              2,836,651
   93,442  Fortune Brands, Inc.          2,155,006
  100,924  FPL Group, Inc.               4,995,738
  142,247  Franklin Resources,
            Inc.                         4,320,753
  389,746  Freddie Mac                  15,784,713
   67,666  Freeport-McMoRan
            Copper & Gold, Inc. -
            Class B(1)                     625,910
  150,928  Gannett Co., Inc.             9,027,381
  479,922  Gap, Inc.                    14,997,562
  179,389  Gateway Inc.(1)              10,180,326
  113,563  General Dynamics
            Corp.                        5,933,667
5,589,127  General Electric Co.        296,223,731
  170,376  General Mills, Inc.           6,516,882
  303,042  General Motors Corp.         17,595,376
   99,650  Genuine Parts Co.             1,993,000
   96,799  Georgia-Pacific Corp.         2,540,974
  591,285  Gillette Co.                 20,658,020
  510,370  Global Crossing Ltd.(1)      13,429,111
   94,009  Golden West Financial
            Corp.                        3,836,742
   56,401  Goodrich (B.F.) Co.           1,921,159
   88,573  Goodyear Tire &
            Rubber Co.                   1,771,460
   68,803  GPU, Inc.                     1,861,981
   20,881  Great Atlantic & Pacific
            Tea Co., Inc.                  347,147
   32,530  Great Lakes Chemical
            Corp.                        1,024,695
  549,894  GTE Corp.                    34,230,901
  174,252  Guidant Corp.(1)              8,625,474
   57,534  H & R Block, Inc.             1,862,663
  205,385  H.J. Heinz Co.                8,985,594
  251,861  Halliburton Co.              11,884,691
   43,229  Harcourt General, Inc.        2,350,577
  170,632  Harley-Davidson, Inc.         6,569,332
   71,139  Harrah's Entertainment,
            Inc.(1)                      1,489,473
  123,849  Hartford Financial
            Services Group, Inc.         6,927,803
  109,470  Hasbro, Inc.                  1,648,892
  319,016  HCA Healthcare Co.            9,690,111
  218,473  HEALTHSOUTH Corp.(1)          1,570,275
   60,147  Hercules, Inc.                  845,817
   76,958  Hershey Foods Corp.           3,732,463
  569,391  Hewlett-Packard Co.          71,102,701
  204,943  Hilton Hotels Corp.           1,921,341
1,319,456  Home Depot, Inc.             65,890,334
  126,503  Homestake Mining Co.            869,708
  450,710  Honeywell International,
            Inc.                        15,183,293
  267,100  Household International,
            Inc.                        11,101,344
   94,682  Humana, Inc.(1)                 461,575
  127,713  Huntington Bancshares,
            Inc.                         2,019,462
        2  Huttig Building
            Products, Inc.(1)                    8
  169,816  Illinois Tool Works, Inc.     9,679,512
  175,012  IMS Health, Inc.              3,150,216
   98,148  Inco, Ltd.(1)                 1,509,025
   92,312  Ingersoll-Rand Co.            3,715,558
1,906,165  Intel Corp.                 254,830,433
1,008,007  International Business
            Machines Corp.             110,439,767
   59,815  International Flavors
            & Fragrances, Inc.           1,805,665
  274,349  International Paper
            Co.                          8,179,030
  159,163  Interpublic Group of
            Cos., Inc.                   6,844,009
   50,281  ITT Industries                1,527,285
  148,110  J.C. Penney Co., Inc.         2,730,778
   57,492  Jefferson-Pilot Corp.         3,244,705
  788,360  Johnson & Johnson            80,314,175
   44,502  Johnson Controls, Inc.        2,283,509
   62,850  Kansas City Southern
            Industries                   5,574,009
   27,739  Kaufman & Broad Home
            Corp.                          549,579
  227,265  Kellogg Co.                   6,761,134
   52,314  Kerr-McGee Corp.              3,083,256
  246,722  KeyCorp.                      4,348,475
  314,323  Kimberly Clark Corp.         18,034,282
  104,333  KLA/Tencor Corp.(1)           6,110,001
  275,414  Kmart Corp.(1)                1,876,258
   49,668  Knight-Ridder, Inc.           2,641,717
  184,528  Kohls Corp.(1)               10,264,370
  472,029  Kroger Co.(1)                10,414,140
  110,600  Leggett & Platt, Inc.         1,824,900
   68,289  Lehman Brothers, Inc.         6,457,579
   72,420  Lexmark International
            Group, Inc. - Class A(1)     4,870,245
  236,832  Limited, Inc.                 5,121,492
  110,716  Lincoln National Corp.        3,999,616
  181,700  Linear Technology Corp.      11,617,444
   39,344  Liz Claiborne, Inc.           1,386,876
  219,223  Lockheed Martin Corp.         5,439,471
   56,632  Loews Corp.                   3,397,920
   22,586  Longs Drug Stores, Inc.         491,246
   63,392  Louisiana-Pacific Corp.         689,388
  216,745  Lowe's Cos., Inc.             8,900,092
  166,812  LSI Logic Corp.(1)            9,028,700
1,851,883  Lucent Technologies,
            Inc.                       109,724,068
   41,785  Mallinckrodt Group,
            Inc.                         1,815,036
   58,220  Manor Care, Inc.(1)             407,540
  139,893  Marriott International        5,044,891
  151,073  Marsh and
            McLennan Cos., Inc.         15,777,686
  253,943  Masco Corp.                   4,586,845
  235,579  Mattel, Inc.                  3,106,698
  157,900  Maxim Integrated
            Products, Inc.(1)           10,727,331
  188,608  May Department
            Stores Co.                   4,526,592
   49,756  Maytag Corp.                  1,834,753
   54,006  MBIA, Inc.                    2,602,414
  455,003  MBNA Corp.                   12,341,956
   37,330  McDermott
            International, Inc.            328,971
  766,043  McDonald's Corp.             25,231,541
  112,459  McGraw-Hill, Inc.             6,072,786
  157,720  McKesson HBOC, Inc.           3,302,263
   55,820  Mead Corp.                    1,409,455
  346,221  MediaOne Group(1)            23,123,668
  124,700  Medimmune Inc.(1)             9,227,800
  676,677  Medtronic, Inc.              33,706,973
  278,220  Mellon Financial Corp.       10,137,641
1,302,515  Merck & Co., Inc.            99,805,212
   39,700  Mercury Interactive
            Corp.(1)                     3,840,975
   31,782  Meredith Corp.                1,072,643
  210,086  Merrill Lynch & Co., Inc.    24,159,890
   66,131  MGIC Investment Corp.         3,008,961
  316,798  Micron Technology,
            Inc.(1)                     27,898,024
2,978,519  Microsoft Corp.(1)          238,281,520
   25,176  Millipore Corp.               1,897,641
  226,013  Minnesota Mining &
            Manufacturing Co.           18,646,073
  110,498  Molex, Inc.                   5,317,716
  641,103  Morgan Stanley Dean
            Witter Discover & Co.       53,371,825
   91,965  Morgan, (J.P.) &
            Co., Inc.                   10,127,646
1,204,548  Motorola, Inc.               35,007,176
  180,329  Nabisco Group Holdings        4,677,283
  356,312  National City Corp.           6,079,574
   97,225  National Semiconductor
            Corp.(1)                     5,517,519
   23,892  National Service
            Industries, Inc.               465,894
   36,217  Navistar International
            Corp.(1)                     1,124,991
   54,393  NCR Corp.(1)                  2,117,927
  177,416  Network Appliance,
            Inc.(1)                     14,281,988
   60,071  New Century Energies,
            Inc.                         1,802,130
   97,966  New York Times Co. -
            Class A                      3,869,657
  160,245  Newell Rubbermaid,
            Inc.                         4,126,309
   97,393  Newmont Mining Corp.          2,106,124
  439,360  Nextel Communications,
            Inc. - Class A(1)           26,883,340
  127,105  Niagara Mohawk Power
            Corp.(1)                     1,771,526
   26,461  NICOR, Inc.                     863,290
  157,489  Nike, Inc.                    6,270,031
   77,922  Nordstrom, Inc.               1,879,868
  213,203  Norfolk Southern Corp.        3,171,395
1,689,028  Nortel Networks Corp.       115,276,161
   65,419  Northern States
            Power Co.                    1,320,646
  125,907  Northern Trust Corp.          8,191,824
   39,562  Northrop Grumman Corp.        2,620,983
  183,949  Novell, Inc.(1)               1,701,528
   65,101  Novellus Systems, Inc.(1)     3,682,275
   54,749  Nucor Corp.                   1,816,982
  209,111  Occidental Petroleum
            Corp.                        4,404,400
  187,041  Office Depot, Inc.(1)         1,169,006
   77,574  Old Kent Financial
            Corp.                        2,075,105
  100,623  Omnicom Group, Inc.           8,961,736
   16,020  Oneok, Inc.                     415,519
1,616,366  Oracle Corp.(1)             135,875,767
   31,773  Owens Corning                   293,900
   82,512  Owens-Illinois, Inc.(1)         964,359
   43,399  Paccar, Inc.                  1,722,398
  100,032  Pactiv Corp.(1)                 787,752
   80,981  Paine Webber Group, Inc.      3,684,636
   68,970  Pall Corp.                    1,275,945
  154,897  Parametric
            Technology Corp.(1)          1,703,867
   63,370  Parker-Hannifin Corp.         2,170,423
  210,381  Paychex, Inc.                 8,836,002
  116,640  PE Corp. - PE
            Biosystems Group             7,683,660
  104,041  PECO Energy                   4,194,153
   19,200  People's Energy Corp.           621,600
  151,094  PeopleSoft, Inc.(1)           2,530,825
  823,624  PepsiCo, Inc.                36,599,792
   26,313  Perkin Elmer, Inc.            1,739,947
3,579,682  Pfizer, Inc.                171,824,736
  231,869  PG&E Corp.                    5,709,774
  708,252  Pharmacia Corp.              36,607,775
   42,295  Phelps Dodge Corp.            1,572,845
1,309,236  Philip Morris Cos.           34,776,581
  141,138  Phillips Petroleum Co.        7,153,932
   48,045  Pinnacle West Capital
            Corp.                        1,627,524
  150,276  Pitney Bowes, Inc.            6,011,040
  165,830  Placer Dome, Inc.             1,585,749
  166,431  PNC Bank Corp.                7,801,453
   24,963  Polaroid Corp.                  450,894
   15,619  Potlatch Corp.                  517,379
   98,450  PPG Industries, Inc.          4,362,566
   70,992  PPL Corp.                     1,557,387
   90,062  Praxair, Inc.                 3,371,696
  745,693  Procter & Gamble Co.         42,690,924
   39,448  Progressive Corporation
            of Ohio                      2,919,152
   79,675  Providian Financial Corp.     7,170,750
  122,784  Public Service Enterprise
            Group                        4,251,396
   25,108  Pulte Corp.                     542,961
   74,929  Quaker Oats Co.               5,629,041
  417,788  Qualcomm, Inc.(1)            25,067,280
   72,068  Quintiles Transnational
            Corp.(1)                     1,017,961
   15,052  Qwest Communications
            International, Inc.(1)         747,896
   72,667  R.R. Donnelley & Sons
            Co.                          1,639,549
  109,619  Radioshack Corp.              5,193,200
  171,658  Ralston Purina Group          3,422,431
  192,893  Raytheon Co. - Class B        3,713,190
   29,758  Reebok International
            Ltd.(1)                        474,268
  122,161  Regions Financial Corp.       2,427,950
  145,196  Reliant Energy                4,292,357
  153,057  Rite Aid Corp.                1,004,437
  111,499  Rockwell International
            Corp.                        3,512,219
  129,983  Rohm & Haas Co.               4,484,414
   47,276  Rowan Cos., Inc.(1)           1,436,009
1,212,939  Royal Dutch Petroleum
            Co.                         74,671,557
   19,646  Russell Corp.                   392,920
   38,979  Ryder Systems, Inc.             738,165
   68,960  Sabre Group Holdings,
            Inc.                         1,965,360
   72,432  Safeco Corp.                  1,439,586
  281,173  Safeway, Inc.(1)             12,687,932
   72,900  Sanmina Corp.(1)              6,232,950
   32,700  Sapient Corp.(1)              3,496,856
  492,555  Sara Lee Corp.                9,512,468
1,931,765  SBC Communications,
            Inc.                        83,548,836
  831,316  Schering-Plough Corp.        41,981,458
  314,302  Schlumberger Ltd.            23,454,787
   89,116  Scientific-Atlanta, Inc.      6,639,142
  122,249  Seagate Technology,
            Inc.(1)                      6,723,695
  245,303  Seagram Co. Ltd.             14,227,574
   47,345  Sealed Air Corp.(1)           2,479,694
  200,049  Sears, Roebuck & Co.          6,526,599
  138,396  Sempra Energy                 2,352,732
   17,384  Shared Medical
            Systems                      1,267,946
   97,650  Sherwin-Williams Co.          2,068,959
  115,700  Siebel Systems, Inc.(1)      18,924,181
   58,611  Sigma Aldrich Corp.           1,714,372
   91,748  SLM Holding Corp.             3,434,816
   33,332  Snap-On Tools Corp.             887,465
  334,986  Solectron Corp.(1)           14,027,539
  367,400  Southern Co.                  8,565,013
   99,984  Southtrust Corp               2,262,138
  285,555  Southwest Airlines Co.        5,407,698
    6,077  Springs Industries, Inc. -
            Class A                        195,603
  493,014  Sprint Corp.                 25,143,714
  515,393  Sprint PCS(1)                30,665,884
   47,631  St. Jude Medical, Inc.(1)     2,185,072
  120,154  St. Paul Cos., Inc.           4,100,255
   49,794  Stanley Works                 1,182,608
  266,592  Staples, Inc.(1)              4,098,852
  100,800  Starbucks Corp.(1)            3,849,300
   90,452  State Street Corp.            9,593,565
  100,812  Summit Bancorp                2,482,496
  894,387  Sun Microsystems, Inc.(1)    81,333,318
   53,113  Sunoco, Inc.                  1,563,514
  171,263  Suntrust Banks, Inc.          7,824,578
   83,909  SuperValu, Inc.               1,599,515
  156,590  Synovus Financial Corp.       2,759,899
  189,462  Sysco Corp.                   7,981,087
   67,887  T. Rowe Price
            Associates, Inc.             2,885,198
  248,111  Target Corp.                 14,390,438
   26,199  Tektronix, Inc.               1,938,726
  227,589  Tellabs, Inc.(1)             15,575,622
   31,050  Temple Inland, Inc.           1,304,100
  176,578  Tenet Healthcare Corp.        4,767,606
   96,497  Teradyne, Inc.(1)             7,092,530
  314,175  Texaco, Inc.                 16,729,819
  926,358  Texas Instruments, Inc.      63,629,215
   83,912  Textron, Inc.                 4,557,471
   89,545  Thermo Electron Corp.(1)      1,886,042
   37,736  Thomas & Betts Corp.            721,701
   34,100  Tiffany & Co.                 2,301,750
  734,771  Time Warner, Inc.            55,842,596
   32,700  Times Mirror Co. -
            Class A                      2,963,438
   33,548  Timken Co.                      624,832
  177,279  TJX Cos., Inc.                3,323,981
   74,504  Torchmark Corp.               1,839,318
   81,486  Tosco Corp.                   2,307,072
  138,115  Toys 'R' Us, Inc.(1)          2,011,300
  116,142  Transocean Sedco              6,206,338
  133,460  Tribune Co.                   5,274,707
   86,324  Tricon Global
            Restaurants, Inc.(1)         2,438,653
   65,667  TRW, Inc.                     2,848,306
   33,231  Tupperware Corp.                731,082
  149,653  TXU Corp.                     4,414,764
  957,517  Tyco International Ltd.      45,362,368
  426,201  U.S. Bancorp                  8,204,369
  295,513  U.S. West, Inc.              25,340,240
  100,711  Unicom Corp.                  3,896,257
  322,974  Unilever NV                  13,887,882
   75,897  Union Carbide Corp.           3,756,902
  139,560  Union Pacific Corp.           5,189,888
  153,275  Union Pacific Resources
            Group, Inc.                  3,372,050
   78,574  Union Planters Corp.          2,195,161
  174,861  Unisys Corp.(1)               2,546,413
  268,674  United Technologies
            Corp.                       15,818,182
   96,091  Unitedhealth Group,
            Inc.                         8,239,803
  133,824  Unocal Corp.                  4,432,920
  135,912  Unumprovident Corp.           2,726,735
   40,406  US Airways Group, Inc.(1)     1,575,834
   92,004  UST, Inc.                     1,351,309
   49,537  USX - U.S. Steel Group          919,531
  177,930  USX Marathon Group            4,459,371
   65,111  V.F. Corp.                    1,550,456
  223,300  Veritas Software Corp.(1)    25,236,389
  877,806  Viacom, Inc. - Class B(1)    59,855,397
   89,475  Visteon Corp                  1,084,883
   56,708  Vulcan Materials Co.          2,420,723
   40,741  W.R. Grace & Co.(1)             493,985
   52,610  W.W. Grainger, Inc.           1,621,046
  114,236  Wachovia Corp.                6,197,303
2,544,723  Wal-Mart Stores, Inc.       146,639,663
  570,324  Walgreen Co.                 18,357,304
1,197,872  Walt Disney Co.              46,492,407
  310,224  Washington Mutual, Inc.       8,957,718
  365,375  Waste Management, Inc.        6,942,125
   55,191  Watson Pharmaceuticals(1)     2,966,516
   35,959  Wellpoint Health
            Networks, Inc.(1)            2,604,780
  912,626  Wells Fargo Co.              35,364,258
   71,649  Wendy's International,
            Inc.                         1,276,248
   53,569  Westvaco Corp.                1,329,181
  135,051  Weyerhaeuser Co.              5,807,193
   41,942  Whirlpool Corp.               1,955,546
   60,554  Willamette Industries,
            Inc.                         1,650,097
  245,907  Williams Cos., Inc.          10,251,248
   65,185  Winn Dixie Stores, Inc.         932,960
   64,764  Wm. Wrigley, Jr. Co.          5,193,263
1,623,131  Worldcom, Inc.(1)            74,461,135
   47,942  Worthington Industries,
            Inc.                           503,391
  376,376  Xerox Corp.                   7,809,802
  181,299  Xilinx, Inc.(1)              14,968,499
  305,545  Yahoo!, Inc.(1)              37,849,387
   41,584  Young & Rubicam               2,378,085
--------------------------------------------------
TOTAL COMMON STOCK
(Cost $4,923,424,736)                7,128,372,492
--------------------------------------------------

        SHORT-TERM INSTRUMENTS (2.1%)

             MUTUAL FUND (2.0%)
141,630,208  Institutional Cash
               Management
               Fund                 $  141,630,208
--------------------------------------------------


 PRINCIPAL
  AMOUNT
----------

         U.S. TREASURY BILL (0.1%)
$11,550,000  5.61%, 9/7/00(2)           11,430,365
--------------------------------------------------

TOTAL SHORT-TERM INSTRUMENTS
(Cost $153,059,511)                 $  153,060,573
--------------------------------------------------

TOTAL INVESTMENTS
(Cost $5,076,484,247) 100.5%        $7,281,433,065

Liabilities in Excess
  of Other Assets      (0.5)           (37,447,720)
--------------------------------------------------
Net Assets            100.0%        $7,243,985,345
==================================================


----------------------------------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 26.










EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000
(UNAUDITED)



ASSETS
   Investments at value (cost of $5,076,484,247)                $7,281,433,065
   Cash                                                              3,087,847
   Receivable for shares of beneficial interest subscribed           3,163,942
   Receivable for securities sold                                   11,239,840
   Variation margin receivable                                       1,206,852
   Dividends and interest receivable                                 6,355,111
   Other assets                                                        100,566
                                                                --------------
Total assets                                                     7,306,587,223
                                                                --------------

LIABILITIES
   Payable for securities purchased                                  3,749,598
   Payable for shares of beneficial interest redeemed               58,556,607
   Due to Bankers Trust                                                295,673
                                                                --------------
Total liabilities                                                   62,601,878
                                                                --------------
Net assets                                                      $7,243,985,345
                                                                ==============

COMPOSITION OF NET ASSETS
   Paid-in capital                                              $5,039,932,426
   Net unrealized appreciation on investments and futures
     contracts                                                   2,204,052,919
                                                                --------------
Net assets                                                      $7,243,985,345
                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 26.










EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

SIX-MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)


INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $335,264)        $  46,366,945
   Interest                                                            337,405
                                                                 -------------
Total investment income                                             46,704,350
                                                                 -------------

EXPENSES
   Advisory fees                                                     2,348,749
   Administration and services fees                                     98,084
   Professional fees                                                    17,252
   Trustees fees                                                         1,622
   Miscellaneous                                                           819
                                                                 -------------
Total expenses                                                       2,466,526
                                                                 -------------
Net investment income                                               44,237,824
                                                                 -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS

  Net realized gain from investment transactions                   828,725,066
  Net realized loss from futures transactions                       (9,545,343)
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts                          (944,339,124)
                                                                 -------------
Net realized and unrealized loss on investments and futures
  contracts                                                       (125,159,401)
                                                                 -------------
Net decrease in net assets from operations                       $ (80,921,577)
                                                                 =============


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 26.









EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

SIX-MONTH PERIOD ENDED JUNE 30, 2000, AND
YEAR ENDED DECEMBER 31, 1999
(UNAUDITED)


                                                            6/30/00          12/31/99
                                                         --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                 $   44,237,824    $   92,907,589
   Net realized gain (loss) from investment
      and futures transactions                              819,179,723       (26,748,772)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                 (944,339,124)    1,245,281,501
                                                         ---------------------------------
Net increase (decrease) in net assets from operations       (80,921,577)    1,311,440,318
                                                         ---------------------------------

CAPITAL TRANSACTIONS
   Proceeds from capital invested                         2,113,458,132     4,399,103,297
   Value of capital withdrawn                            (2,953,648,092)   (2,745,951,143)
                                                         ---------------------------------
Net increase (decrease) in net assets from
   capital  transactions                                   (840,189,960)    1,653,152,154
                                                         --------------------------------
Total increase (decrease) in net assets                    (921,111,537)    2,964,592,472

NET ASSETS
Beginning of period                                       8,165,096,882     5,200,504,410
                                                         --------------------------------
End of period                                            $7,243,985,345    $8,165,096,882
                                                         ================================


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 26.











EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

JUNE 30, 2000
(UNAUDITED)

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                      FOR THE SIX
                      MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,
                    -------------------------------------------------------------------------------
                     JUNE 30, 2000      1999        1998         1997         1996          1995
                    -------------------------------------------------------------------------------


SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
   period (000)     $7,243,985       $8,165,097   $5,200,504   $2,803,086   $1,925,224   $1,080,736
Ratios to average
   net assets:
Net investment
   income (%)             1.18(2),(3)      1.35         1.50         1.76         2.20         2.52
Expenses after
   waivers (%)            .065(2),(3)       .08          .08(1)       .08          .10          .10
Expenses before
   waivers (%)            .065(2),(3)       .08          .10          .15          .15          .15
Portfolio turnover
   rate (%)                 11               13            4           19           15            6

(1) Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio to the lesser of 0.005% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.
(2) Effective March 15, 2000, Bankers Trust contractually agreed to limit the annual operating expenses for the Portfolio to 0.05% of the Portfolio's average daily net assets.
(3) Annualized.


SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 26.









EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION - The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES - The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME - Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS - The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES - The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER  -  The  preparation  of  financial  statements   in  conformity  with
accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

(2) FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio. Effective March 15, 2000, Bankers Trust agreed to limit the annual operating expenses of the Portfolio to .05% under the agreement. Under this agreement, the investment advisory fee and the administration and services fee have been reduced to 0.05% and 0.08%, respectively, of the Portfolio's average daily net assets.

The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the six months ended June 30, 2000, amounted to $4,482,789 and are included in dividend income.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

(3) PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000, were $831,032,886 and $1,545,748,872, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000, was $5,076,484,247. The aggregate gross unrealized appreciation was $2,591,087,303, and the aggregate gross unrealized depreciation was $386,138,485 for all investments as of June 30, 2000.

(4) FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 2000, is as follows:


                                                         MARKET      UNREALIZED
TYPE OF FUTURE     EXPIRATION    CONTRACTS   POSITION     VALUE     DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index    September 2000     165        Long    $60,559,125    $(895,899)
  Futures

At  June  30,  2000,  the  Portfolio  segregated  securities  with  a  value  of
approximately   $11,430,365  to  cover  margin   requirements  on  open  futures
contracts.







DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                            LEGAL COUNSEL
USAA Shareholder Account Services         Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                  Exchange Place
San Antonio, Texas 78288                  Boston, Massachusetts 02109

CUSTODIAN                                 INDEPENDENT AUDITORS
Bankers Trust Company                     KPMG LLP
Four Albany Street                        112 East Pecan, Suite 2400
New York, New York 10006                  San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS                INTERNET ACCESS
Call toll free - Central Time             USAA.COM(SERVICEMARK)
Monday - Friday 6:00 a.m. to 10:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from  any  phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777